Income Taxes - Reconciliation of Uncertain Tax Positions Related to Unrecognized Tax Benefits (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of Unrecognized Tax Benefits [Line Items]
Unrecognized tax benefits, at January 1	CAD 16	CAD 19	CAD 19
Increase in unrecognized:
Tax benefits related to the current year	2	4	2
Dispositions:
Dispositions of gross uncertain tax benefits related to prior years	(1)	(7)	(2)
Unrecognized tax benefits at December 31	CAD 17	CAD 16	CAD 19